Interest-bearing loans and borrowings - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of liabilities
Liabilities arising from financing activities at beginning of period	$ 28,622	$ 29,232	$ 30,781
Issue of loans and borrowings	6,492	3,816
Repayment of loans and borrowings	(4,652)	(4,942)	(1,271)
Movement in short-term borrowings	(31)	161	74
Repayment of obligations under leases	(316)	(268)	(244)
Total changes in liabilities arising on financing activities from borrowings	1,493	(1,233)	(1,441)
Movement in overdrafts	(144)	20	(85)
New lease liabilities	710	444	253
Additions through business combinations	12		5
Exchange	(361)	187	(287)
Other movements	(37)	(28)	6
Liabilities arising from financing activities at end of period	30,295	28,622	29,232
Payment of Acerta Pharma share purchase liability	833	867	920
Acerta Pharma Bv [Member]
Reconciliation of liabilities
Payment of Acerta Pharma share purchase liability	833	867	920
Share purchase liabilities	$ 0	$ 833	$ 1,646